Derivative Financial Instruments - Narrative (Details) - Marketwise, LLC $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) instrument	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Derivative [Line Items]
Cash received upon issuance of derivative instruments | $	$ 0	$ 0	$ 306
Number of derivative instruments outstanding (instrument) | instrument	1